Lease - Schedule of Components of Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of Operating Lease Cost [Abstract]
Operating lease cost	$ 1,209	$ 1,138
Variable lease cost	98	70
Total net lease costs	$ 1,307	$ 1,208
Weighted average remaining lease term (in years)	8 years 11 months 26 days	10 years 25 days
Weighted average discount rate	5.86%	5.96%